                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

          Report for the Quarter Ended March 31, 2002.

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Precept Management, L.L.C.
Address:       300 Crescent Court, Suite 1100, Dallas, TX  75201

13F File Number:
                    ---------

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          D. Blair Baker
Title:         Chief Executive Officer
Phone:         (214) 880-7444
Signature, Place, and Date of Signing:

  /s/ D. Blair Baker            Dallas, Texas          May 15, 2002
  --------------------          -------------          -----------------


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                63
                                                  -------

Form 13F Information Table Value Total:           $91,454     (in thousands)
                                                  -------


List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----

                           FORM 13F INFORMATION TABLE

                                                                                                           VOTING AUTHORITY
                       TITLE OF                 VALUE     SHARES/     SH/  PUT/   INVSTMT     OTHER       -------------------
NAME OF ISSUER          CLASS     CUSIP       (X$1,000)   PRN AMT     PRN  CALL   DSCRETN    MANAGERS     SOLE   SHARED  NONE
--------------         --------   ---------   ---------  ----------   ---  ----   --------  ---------     ----   ------  ----
ACCLAIM ENTMT INC        COM      004325205         454     100,000    SH           SOLE                  100,000
                         PAR
                         $0.02
ACTIVISION INC NEW       COM      004930202       2,902      97,300    SH           SOLE                   97,300
                         NEW
ADVANCE AUTO PARTS INC   COM      00751Y106       2,456      53,400    SH           SOLE                   53,400
AFFILIATED COMPUTER      CL A     008190100         819      14,600    SH           SOLE                   14,600
 SERVICES
ALLIANCE GAMING CORP     COM      01859P609       2,314      75,800    SH           SOLE                   75,800
                         NEW
ALLTEL CORP              COM      020039103       2,433      43,800    SH           SOLE                   43,800
AMERICAN TOWER CORP      CL A     029912201         861     156,600    SH           SOLE                  156,600
APACHE CORP              COM      037411105       1,661      29,200    SH           SOLE                   29,200
APOLLO GROUP INC         COM      037604204       2,345      43,800    SH           SOLE                   43,800
                         UNV
                         PHOENX
BISYS GROUP INC          COM      055472104       2,090      59,300    SH           SOLE                   59,300
BUSINESS OBJECTS S A     SPONS-   12328X107       2,783      63,300    SH           SOLE                   63,300
                         ORED
                         ADR
CAREER EDUCATION CORP    COM      141665109       3,968     100,200    SH           SOLE                  100,200
CAREMARK RX INC          COM      141705103       2,656     136,200    SH           SOLE                  136,200
CHESAPEAKE ENERGY CORP   COM      165167107         753      97,300    SH           SOLE                   97,300
CHICAGO PIZZA & BREWERY  COM      167889104         185      29,200    SH           SOLE                   29,200
 INC
CHICAGO PIZZA & BREWERY  *W EXP   167889112         129      87,600    SH           SOLE                   87,600
 INC                     04/08/
                         200
COGNOS INC               COM      19244C109       1,600      58,300    SH           SOLE                   58,300
CORINTHIAN COLLEGES INC  COM      218868107       3,200      63,300    SH           SOLE                   63,300
CUMULUS MEDIA INC        CL A     321082108         523      29,200    SH           SOLE                   29,200
DIANON SYS INC           COM      252826102         636       9,800    SH           SOLE                    9,800
ELECTRONICS BOUTIQUE     COM      286045109         670      19,400    SH           SOLE                   19,400
 HLDGS C
EMCORE CORP              COM      790846104       1,972      34,000    SH           SOLE                   34,000
GENERAL CABLE CORP DEL   COM      369300108         694      48,600    SH           SOLE                   48,600
 NEW
GUITAR CTR MGMT INC      COM      402040109         920      52,500    SH           SOLE                   52,500
HARMAN INTL INDS INC     COM      413086109       2,403      48,700    SH           SOLE                   48,700
HOLLYWOOD CASINO CORP    CL A     436132203       1,525      92,500    SH           SOLE                   92,500
HOLLYWOOD ENTMT CORP     COM      436141105       2,206     131,300    SH           SOLE                  131,300

                                                                                                           VOTING AUTHORITY
                       TITLE OF                 VALUE     SHARES/     SH/  PUT/   INVSTMT     OTHER       -------------------
NAME OF ISSUER          CLASS     CUSIP       (X$1,000)   PRN AMT     PRN  CALL   DSCRETN    MANAGERS     SOLE   SHARED  NONE
--------------         --------   ---------   ---------  ----------   ---  ----   --------  ---------     ----   ------  ----
INTERCEPT INC            COM      45845L107         602      16,600    SH           SOLE                   16,600
INTUIT                   COM      461202103       5,167     134,700    SH           SOLE                  134,700
JDA SOFTWARE GROUP INC   COM      46612K108         775      24,300    SH           SOLE                   24,300
LABOR READY INC          COM      505401208         379      48,600    SH           SOLE                   48,600
                         NEW
LAFARGE NORTH AMERICA    COM      505862102       1,682      38,900    SH           SOLE                   38,900
 INC
MAGNA ENTMT CORP         CL A     559211107       2,368     292,400    SH           SOLE                  292,400
MANUGISTICS GROUP INC    COM      565011103         627      29,200    SH           SOLE                   29,200
MARVEL INTERPRISES INC   COM      57383M108       1,791      40,900    SH           SOLE                   40,900
NISOURCE INC             COM      65473P105       1,563      68,100    SH           SOLE                   68,100
PERFORMANCE FOOD GROUP   COM      713755106         477      14,600    SH           SOLE                   14,600
 CO
PETSMART INC             COM      716768106       1,582     116,700    SH           SOLE                  116,700
PIONEER NAT RES CO       COM      723787107         323      14,500    SH           SOLE                   14,500
PRACTICEWORKS INC        COM      739419109       1,529     116,700    SH           SOLE                  116,700
PRG SCHULTZ              COM      69357C107       1,024      72,900    SH           SOLE                   72,900
 INTERNATIONAL IN
PRIDE INTL INC DEL       COM      74153Q102         929      58,400    SH           SOLE                   58,400
RADIOLOGIX INC           COM      75040K109         630      52,500    SH           SOLE                   52,500
RARE HOSPITALITY INTL    COM      753820109       2,598     102,200    SH           SOLE                  102,200
 INC
RENTRAK CORP             COM      760174102         885     126,400    SH           SOLE                  126,400
RETEK INC                COM      76128Q109       2,426      92,400    SH           SOLE                   92,400
RF MICRODEVICES INC      COM      749941100         290      16,200    SH           SOLE                   16,200
RIVERDEEP GROUP PLC      ADR      76870Q109         295      13,200    SH           SOLE                   13,200
SBA COMMUNICATIONS CORP  COM      78388J106         256      77,900    SH           SOLE                   77,900
SCIENTIFIC GAMES CORP    CL A     80874P109       2,337     279,200    SH           SOLE                  279,200
SHUFFLE MASTER INC       COM      825549108       1,004      48,600    SH           SOLE                   48,600
SONIC CORP               COM      835451105       1,250      48,600    SH           SOLE                   48,600
SPORTS AUTH INC          COM      849176902       1,678     145,900    SH           SOLE                  145,900
STAMPS COM INC           COM      852857101       3,378     755,800    SH           SOLE                  755,800
SYMANTEC CORP            COM      871503108       1,212      29,400    SH           SOLE                   29,400
TOO INC                  COM      890333107       2,094      71,000    SH           SOLE                   71,000
TRIAD HOSPITALS INC      COM      89579K109         502      14,600    SH           SOLE                   14,600
USA NETWORKS INC         COM      902984103       1,697      53,400    SH           SOLE                   53,400
VALENCE TECHNOLOGY INC   COM      918914102          98      32,000    SH           SOLE                   32,000
VITALWORKS INC           COM      928483106         113      19,400    SH           SOLE                   19,400
WESTERN WIRELESS CORP    CL A     95988E204       1,530     175,100    SH           SOLE                  175,100
XM SATELLITE RADIO       CL A     983759101       1,205      87,500    SH           SOLE                   87,500
 HLDGS INC
ZIXIT CORP               COM      98974P100          89      13,600    SH           SOLE                   13,600
